Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 63,991,818,188.80
Total Fee Amount	8,837,270.10
Total Offset Amount	0.00
Net Fee	$ 8,837,270.10
Offering Table N/A
Offset Table N/A	N/A